CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2020
CONVERTIBLE REDEEMABLE PREFERRED SHARES
CONVERTIBLE REDEEMABLE PREFERRED SHARES

11.   CONVERTIBLE REDEEMABLE PREFERRED SHARES

As of December 31, 2019, a summary of convertible redeemable preferred shares are as follows:

	Average Issue				Proceeds from	Carrying/
	Price per	Issuance		Shares	Issuance, net of	Redemption
Series	Share	Date	Shares Issued	Outstanding	Issuance Costs	Amount
	US$				US$	RMB
A	0.2307	11/11/2014	77,000,000	77,000,000	1,777	16,606
B	0.5881	13/02/2015	37,748,300	37,748,300	22,200	203,810
C	2.1451	22/05/2015	44,286,448	44,286,448	95,000	850,436
D	4.1874	23/09/2015	58,508,525	58,508,525	245,000	2,198,698
D	4.1874	05/04/2016	5,492,637	5,492,637	23,000	200,260
E	4.2787	26/04/2016	46,743,137	46,743,137	198,378	1,733,692
E	4.2787	20/10/2016	11,685,784	11,685,784	50,000	432,535
E	4.2787	28/12/2017	35,151,665	35,151,665	150,403	1,153,636
F	4.2787	08/08/2018	116,857,842	116,857,842	498,582	3,803,353
			433,474,338	433,474,338	1,284,340	10,593,026

No convertible redeemable preferred shares were issued in 2020.

The key terms of the Series A, B, C, D, E and F convertible redeemable preferred shares are as follows:

Conversion

Each holder of preferred shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the preferred shares into ordinary shares on a one-for-one basis at any time. The initial conversion price is the issuance price of preferred shares, subject to adjustment in the event of (1) stock splits, share combinations, share dividends and distribution, recapitalizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In that case, the conversion price shall be reduced concurrently to the subscription price of such issuance. Additionally, the Series E conversion price shall be reduced, upon the earlier to occur of: (i) January 1, 2018 and (ii) the Company raising gross proceeds of at least US$100,000 in the aggregate through next equity financing (taking into account all closings of such financing if there is more than one closing).

Each preferred share shall automatically be converted by way of repurchase of such preferred share and the issuance of the corresponding number of ordinary shares, based on the then applicable effective conversion price, upon the earlier of (i) the closing of a qualified IPO and (ii) the date specified by written consent or agreement of, collectively and each voting as a separate class, the holders holding a majority of the then outstanding preferred shares.

Redemption

At any time after the earliest of (i) the fifth (5th) anniversary of August 08, 2018, if a qualified IPO has not been consummated by then, (ii) the date that the Company and the Founder are engaged in any material fraudulent activities aiming at the holders of preferred shares, (iii) any important license, permit or government approvals necessary for the business of any group being suspended, rejected to be issued or renewed or revoked, to the extent that the Company’s main business is materially and adversely affected as a result of such suspension, rejection or revocation, (iv) the validity, legality or enforceability of the VIE documents being outlawed by the PRC law, and (v) the date that any governmental authority prohibits any group from distributing all or any part of its distributable earnings or cash or other assets thereof to an offshore shareholder of any Company’s subsidiaries, the Company shall, at the written request of any holder of the preferred shares, redeem the preferred shares at a price equal to one hundred percent (100%) of the issue price with an eight percent (8%) compound per annum return (if the period is less than one year, such return shall be calculated pro rata) calculating from the applicable issue date to the redemption price payment date, plus any accrued but unpaid dividends on such share and shall be exclusive of any liquidity or minority ownership discount, with payment on the twentieth (20th) business day after the date of written request by the holders of preferred shares.

In the case of the Series E Preferred Shares and the Series F Preferred Shares owned by Azure Holdings S.a.r.l. ("Walmart"), without limitation of any other rights of redemption of the Series E Preferred Shares or Series F Preferred Shares hereunder, in the event of an uncured key breach by any Company’s subsidiaries of the Revised Business Cooperation Agreement as determined in the Redemption Condition, so long as the redemption conditions are satisfied, the Company shall, at the written request of Walmart, redeem all or part of the outstanding Preferred Shares held by Walmart and/or its Affiliates, at a price per Preferred Share equal to one hundred percent (100%) of the applicable Series E issue price or one hundred percent (100%) of the applicable Series F issue price, plus any accrued but unpaid dividends on such share and shall be exclusive of any liquidity or minority ownership discount, with payment on the twentieth (20th) business day after the date of written request by Walmart.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the members (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed to the members of the Company as follows:

(1)

Amount to one hundred percent (100%) of Series B Preferred Shares, Series C Preferred Shares, Series D Preferred Shares, Series E Preferred Shares or Series F Preferred Shares holder (collectively, the "Senior Preferred Shares"), plus all declared but unpaid dividends on such Senior Preferred Shares. If the assets and funds thus distributed among the holders of the Senior Preferred Shares shall be insufficient to permit the payment to such holders of the full Series B, Series C, Series D, Series E and Series F Preference Amount (collectively, the "Senior Preference Amount"), then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of the Senior Preferred Shares in proportion to the aggregate Senior Preference Amount each such holder is otherwise entitled to receive pursuant to this term;

(2)

If there are any assets or funds remaining after distribution according to above term (1), the holders of the Series A Preferred Shares shall be entitled to receive for each Series A Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of the ordinary shares by reason of their ownership of such shares, the amount equal to one hundred percent (100%) of the Series A issue price ("Series A Preference Amount"). If the assets and funds thus distributed among the holders of the Series A Preferred Shares shall be insufficient to permit the payment to such holders of the full Series A Preference Amount, then the entire assets and funds of the Company legally available for distribution to the Series A Preferred Shares shall be distributed ratably among the holders of the Series A Preferred Shares in proportion to the aggregate Series A Preference Amount each such holder is otherwise entitled to receive pursuant to this term;

(3)

If there are any assets or funds remaining after the aggregate Senior Preference Amount and the aggregate Series A Preference Amount has been distributed or paid in full to the applicable holders of Preferred Shares pursuant to term (1) and (2), the remaining assets and funds of the Company available for distribution to the members shall be ratably distributed among all members according to the relative number of ordinary shares held by such member (including the holders of the Series A Preferred Shares, the Series B Preferred Shares, the Series C Preferred Shares, the Series D Preferred Shares, the Series E Preferred Shares and the Series F Preferred Shares).

Dividends

(1)

Each holder of a Preferred Share shall be entitled to receive noncumulative dividend at the rate of eight percent (8%) of the applicable Series A issue price, Series B issue price, Series C issue price, Series D issue price, Series E issue price or Series F issue price as the case may be, per annum for each such share held by such holder, payable out of funds or assets when and as such funds or assets become legally available therefore on parity with each other, prior and in preference to, and satisfied before, any dividend on any other class or series of shares. Such dividends shall be payable only when, as, and if declared by the Board of Directors.

(2)

No dividend or distribution, whether in cash, in property, or in any other shares of the Company, shall be declared, paid, set aside or made with respect to the ordinary shares at any time unless all accrued but unpaid dividends on the Preferred Shares set forth in term (1), if any, have been paid in full, and a distribution is likewise declared, paid, set aside or made, respectively, at the same time with respect to each outstanding Preferred Share such that the dividend or distribution declared, paid, set aside or made to the holder thereof shall be equal to the dividend or distribution that such holder would have received pursuant to this term if such Preferred Share had been converted into ordinary shares immediately prior to the record date for such dividend or distribution, or if no such record date is established, the date such dividend or distribution is made, and if such share then participated in and the holder thereof received such dividend or distribution.

Voting Rights

The holder of a preferred share shall be entitled to such number of votes as equals the whole number of ordinary share into which such holder’s collective preferred shares are convertible immediately after the close of business on the record date of the determination of the Company’s members entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company’s members is first solicited.

Accounting for the Preferred Shares

The Company has classified the preferred shares as mezzanine equity as these preferred shares are redeemable upon the occurrence of an event not solely within the control of the Company. The holders of the preferred shares have a redemption right and liquidation preference and will not receive the same form of consideration upon the occurrence of the conditional event as the ordinary shareholders would.

The Company recorded the initial carrying amount of the preferred shares with its issuance price, which approximated the issuance date fair value, after the reduction of the issuance cost. The Company uses interest method to accrete the carrying value of the preferred shares to their maximum redemption price at the end of each reporting period. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against APIC. Once APIC has been exhausted, additional charges are recorded by increasing the accumulated deficit.

The Company did not identify any derivatives embedded in the preferred shares that were subject to bifurcation and fair value accounting. The Group also determined that there was no beneficial conversion feature attributable to the preferred shares, as the effective conversion price was not less than the fair value of the ordinary shares on the respective commitment date.

The following table summarized the rollforward of the carrying amount of the preferred equity for the years of 2018, 2019, and 2020:

	Series A	Series B	Series C	Series D	Series E	Series F	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
January 1, 2018	14,064	172,655	720,028	2,041,281	2,935,726	—	5,883,754
Issuance	—	—	—	—	—	3,402,611	3,402,611
Accretion	1,196	14,661	61,371	168,323	149,445	116,650	511,646
December 31, 2018	15,260	187,316	781,399	2,209,604	3,085,171	3,519,261	9,798,011
Accretion	1,346	16,494	69,037	189,354	234,692	284,092	795,015
December 31, 2019	16,606	203,810	850,436	2,398,958	3,319,863	3,803,353	10,593,026
Accretion	618	7,574	31,703	86,955	118,336	130,463	375,649
Conversion	(17,224)	(211,384)	(882,139)	(2,485,913)	(3,438,199)	(3,933,816)	(10,968,675)
December 31, 2020	—	—	—	—	—	—	—

On June 9, 2020, all of the preferred shares were converted to 439,646,388 ordinary shares immediately upon the completion of the Company’s IPO. As the initial offering price per ordinary share is lower than the conversion prices of  Series D, E and F preferred shares immediately prior to the IPO, the holders of these series of preferred shares are entitled to anti-dilution protection pursuant to the effective memorandum and articles of association. Each Series D preferred share, each Series E preferred share, and each Series F preferred share were converted into 1.00733,  1.05405 and 1.00552 ordinary shares of the Company, respectively.